Stockholders' equity - FY	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Stockholders' equity [Abstract]
Stockholders' equity
6.	Stockholders’ Equity

Amendment of Certificate of Incorporation and Reclassification of Common Stock

At December 31, 2015, the Company was authorized to issue 18,333,333 shares of Common Stock, $0.0001 par value per share (“Common Stock”), of which 15,000,000 shares were designated as Class A Common Voting Shares (“Class A Common Stock”) and 3,333,333 were designated as Class B Common Non-Voting Shares (“Class B Common Stock”). On July 28, 2016, in connection with the initial public offering (the “IPO”), the Company amended and restated its certificate of incorporation to recapitalize the Company’s authorized capital stock to consist of 400,000,000 shares of common stock, par value $0.01 per share, and 100,000,000 shares of preferred stock, par value $0.01 per share.

In addition, the amended and restated certificate of incorporation provided for automatic reclassification of the Company’s Class A Common Stock and Class B Common Stock into a single class of common stock. All shares of Class A Common Stock were reclassified into 14,682,671 shares of common stock, which were equal to the sum of:

•
the number of shares of common stock equal to the amount of accrued and unpaid dividends based on a reclassification date of July 28, 2016, or $90.3 million, divided by the IPO price of $16.00 per share, plus

•	the number of shares of common stock equal to a conversion ratio of 0.65485975, calculated based on the IPO price of $16.00 per share.

On July 28, 2016, the Company had outstanding grants of 1,783,858 restricted shares of Class B Common Stock. At that date, all restricted shares of Class B Common Stock were reclassified into 1,286,036 shares of common stock equal to a conversion ratio of 0.72095061. The conversion ratio was calculated based on the IPO price of $16.00 per share.

All fractional shares resulting from the reclassification of Class A Common Stock and Class B Common Stock into a single class of common stock were settled in cash.

Initial Public Offering

On August 2, 2016, the Company completed its IPO of 7,590,000 shares of common stock at a price to the public of $16.00 per share. The Company issued 5,000,000 shares of common stock and the selling stockholders sold 2,590,000 shares of common stock, which included 990,000 shares sold to the underwriters pursuant to the underwriter’s option to purchase additional shares. After underwriter discounts and commissions and offering expenses, the Company received net proceeds from the offering of approximately $72.8 million. The Company did not receive any net proceeds from the sale of shares of common stock by the selling stockholders. The issuance of common stock by the Company and the related net proceeds were recorded in the consolidated financial statements on August 2, 2016, the closing date of the IPO.

Changes in the shares of common stock for the nine months ended September 30, 2016 were as follows:

	Class A Common Stock	Class B Common Stock	Common Stock
Shares outstanding at beginning of year	13,803,183	1,513,592	—
Share dividend	8,617,963	—	—
Reclassification of capital structure	(22,421,146)	(1,783,858)	15,968,707
Common stock issuance, net of transaction costs	—	—	5,000,000
Stock-based compensation	—	270,266	—
Shares outstanding at September 30, 2016	—	—	20,968,707

Equity-based Compensation

On July 27, 2016, the Kinsale Capital Group, Inc. 2016 Omnibus Incentive Plan (the “2016 Incentive Plan”), became effective. The 2016 Incentive Plan provides for grants of stock options, stock appreciation rights, restricted stock, other stock-based awards and other cash-based awards to directors, officers and other employees, as well as independent contractors or consultants providing consulting or advisory services to the Company. The number of shares of common stock available for issuance under the 2016 Incentive Plan may not exceed 2,073,832. On July 27, 2016, the Board of Directors approved, and the Company granted, 1,036,916 stock options with an exercise price equal to the IPO price of $16.00 per share. The options have a maximum contractual term of 10 years and will vest in 4 equal annual installments following the date of the grant.

The weighted average fair market value of options granted as of September 30, 2016 was $2.71 per share. The value of the options granted was estimated at the date of grant using the Black-Scholes pricing model using the following assumptions:

Risk-free rate of return	1.26%
Dividend yield	1.25%
Expected share price volatility (1)	18.50%
Expected life (2)	6.3 years

(1) Expected volatility was based on the Company’s competitors within the industry.

(2) Expected life was calculated using the simplified method, which is an average of the contractual term of the option and its ordinary vesting period, as the Company does not have sufficient historical data for determining the expected term of our stock option awards.

As discussed above, prior to the IPO the Company had granted certain employees 1,783,858 shares of restricted Class B Common Stock under the 2010 Incentive Plan. In connection with the reclassification, all unvested shares of Class B Common Stock were immediately vested and reclassified into a single class of common stock. The 2010 Incentive Plan was then terminated upon the completion of the IPO. The Company recognized equity-based compensation of $0.3 million and $0.1 million during the nine months ended September 30, 2016 and 2015, respectively. As of September 30, 2016, total unrecognized compensation expense related to non-vested stock awards was $2.5 million.

Dividend Declaration

On August 30, 2016, the Company’s Board of Directors declared a cash dividend of $0.05 per share of common stock. This dividend was payable on September 30, 2016 to all stockholders of record on September 15, 2016.

On November 8, 2016, the Company’s Board of Directors declared a cash dividend of $0.05 per share of common stock. This dividend is payable on December 15, 2016 to all stockholders of record on December 1, 2016.

9.	Stockholders’ equity

Common shares

The total number of shares of all classes of stock that the Company has the authority to issue is 18,333,333 shares of Common Stock, $0.0001 par value per share (“Common Stock”), of which 15,000,000 shares are designated as Class A Common Voting Shares (“Class A Common Stock”) and 3,333,333 are designated as Class B Common Non-Voting Shares (“Class B Common Stock”).

Dividends at the rate per annum of 12% of the Base Price, as defined in the Certificate of Incorporation, compounding annually (as of December 31 of each calendar year), shall accrue on such shares of Class A Common Stock (subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to the Class A Common Stock) (“Accruing Dividends”). Accruing Dividends shall accrue from day to day, whether or not declared (and whether or not the Company has earnings or profits or funds legally available for distribution), and shall be cumulative; provided however such Accruing Dividends shall be payable only when, as, and if declared by the Board of Directors and the Company shall be under no obligation to pay such Accruing Dividends. The Company shall not declare, pay or set aside any dividends on shares of any other class or series of capital stock of the Company unless (in addition to the obtaining of any consents required elsewhere in the Certificate of Incorporation) the holders of the Class A Common Stock then outstanding shall first receive, or simultaneously receive, a dividend on each outstanding share of Class A Common Stock in an amount at least equal to the amount of the aggregate Preference, as defined in the Certificate of Incorporation, then accrued on such share of Class A Common Stock and not previously paid. To the extent the Preference on each share of Class A Common Stock has been paid in full and the Company declares, pays or sets aside a dividend, the portion of such dividend in excess of the Preference shall be paid to the holders of Class A Common Stock and Class B Common Stock as though such portion were Residual Proceeds, as defined below, being distributed by the Company to the holders of shares of Common Stock in accordance with the method outlined in the Certificate of Incorporation.

In the event of a liquidation, dissolution or winding up of the Company and a sale of the Company, and after the payment of the Preference on each share of Class A Common Stock, any remaining assets of the Company available for distribution to its stockholders (“Residual Proceeds”) shall be distributed among the holders of the shares of Class A Common Stock and Class B Common Stock. The holders of Class A Common Stock are entitled to seventy five percent of the Residual Proceeds and the holders of Class B Common Stock are entitled to twenty five percent of the Residual Proceeds.

The Company had $79.3 million, $61.8 million and $46.3 million of cumulative dividends in arrears on Class A Common Stock as of December 31, 2015, 2014 and 2013, respectively.

As discussed in note 1, Kinsale Capital Group, Ltd. was re-domesticated from Bermuda to Delaware effective September 5, 2014. As part of the re-domestication, authorized shares of Class A Common Stock were increased from 10,000,000 shares, par value $0.0001, to 15,000,000 shares, par value $0.0001 per share. Each voting Class A Common Share existing immediately before the filing of the Certificate of Incorporation in Delaware became a Class A Common Voting Share after the filing of the Certificate of Incorporation in Delaware. Each non-voting Class B Common Share existing immediately before the filing of the Certificate of Incorporation in Delaware became a Class B Common Non-Voting Share after the filing of the Certificate of Incorporation in Delaware.

Immediately prior to the effectiveness of the re-domestication described above, Kinsale Capital Group, Ltd. issued 5,604,858 of additional Class A Common Shares to the holders of Class A Common Shares pro-rata based on each Stockholder’s percentage ownership.

Changes in the shares of outstanding Class A and Class B Common Stock were as follows:

	Year Ended December 31,
	2015	2014	2013
Class A Common Stock Outstanding:
Shares outstanding at beginning of year	13,795,530	8,180,500	8,190,500
Issuance of common shares:
Share dividend	—	5,604,858	—
Other	7,653	10,172	—
Repurchase of common shares	—	—	(10,000)
Shares outstanding at end of year	13,803,183	13,795,530	8,180,500

Class B Common Stock Outstanding:
Shares outstanding at beginning of year	1,287,696	1,060,488	841,960
Restricted stock grants vested	225,896	227,208	218,528
Shares outstanding at end of year	1,513,592	1,287,696	1,060,488

Employee stock incentive plan

In 2015, 2014 and 2013, the Compensation Committee, pursuant to the Kinsale Capital Group, Ltd. 2010 Stock Incentive Plan (“Incentive Plan”), awarded 33,500, 21,500 and 25,000, respectively, in restricted stock grants to certain directors, executive officers, and employees as part of each recipient’s comprehensive compensation package. These restricted stock grants had total grant-date fair values of $40, $6 and $3 in 2015, 2014 and 2013, respectively. Upon vesting, each restricted stock grant will ultimately allow the recipient to receive one share of the Company’s Class B Common Stock. Twelve and one half percent of the restricted stock grants vests on the employee’s date of hire and twelve and one half percent on each of the following seven anniversary dates of hire. Violation of restrictive covenant clauses contained in the restricted stock grant agreement may result in cancellation of the award, even after vesting. Upon a recipient’s termination from the Company, the Company has the right, but not the obligation, to purchase any vested shares at fair value. The total number of shares initially reserved for issuance under the Incentive Plan was 2,730,167.

The following table summarizes nonvested share-based awards:

	Year ended December 31,
	2015		2014		2013
	Number of Awards	Weighted Average Grant-date Fair Value	Number of Awards	Weighted Average Grant-date Fair Value	Number of Awards	Weighted Average Grant-date Fair Value
Nonvested awards, beginning of year	474,107	$0.25	689,127	$0.26	891,960	$0.26
Granted	33,500	1.20	21,500	0.29	25,000	0.12
Vested	(225,896)	0.31	(227,208)	0.26	(218,528)	0.25
Forfeited	(5,812)	0.21	(9,312)	0.17	(9,305)	0.29
Nonvested awards, end of year	275,899	$0.33	474,107	$0.25	689,127	$0.26

The fair value of the Company’s restricted stock grants was determined based on a valuation of Class B Common Stock on the grant date using a binomial lattice option pricing model. As of December 31, 2015, unrecognized compensation cost related to the nonvested share-based awards was $0.1 million, which is expected to be recognized over the next seven years. The fair value of the Company’s share-based awards that vested was $0.1 million in each of the years ended December 31, 2015, 2014 and 2013.

The model the Company has used to value the Class B Common Stock, like any option pricing model for a nonpublic security, requires the input of highly subjective assumptions including the underlying security price, strike price, risk-free rate of return, expected term and expected stock price volatility. The underlying security price was based on the Company’s book value of equity and the application of a multiple of tangible equity. The strike price was based on the liquidation preference of the Company’s Class A Common Stock at the grant date. The risk-free interest rate was based on the U.S. Treasury rate at the date of the grant. The expected term was based on an equal chance for a liquidity event at any time between 0.5 years and 3.25 years from the grant date. The expected stock volatility was based on stock price volatility using a set of comparable publicly traded companies.